Discontinued Operations	12 Months Ended
Dec. 31, 2017
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
22.	DISCONTINUED OPERATIONS

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as a component of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Reconciliation of the Carrying Amounts of Major Classes of Net Income (Loss) from Operations to be Disposed Classified as discontinued operations in the Consolidated Statements of Operations and Comprehensive Loss.

	For the Years Ended December 31,
	2017	2016	2015

Revenues	$-	$329,119	$947,732

Costs of revenue	-	(338,110)	(2,698,808)

Gross loss	-	(8,991)	(1,751,076)

Service income	-	3,244	208,303
Service expenses	-	(5,497)	(198,745)
Selling expenses	-	(63,089)	(456,852)
General and administrative expenses	-	(43,703)	(866,260)
Provision for doubtful accounts	-	(32,321)	(618,290)
Impairment loss on intangible assets	-	(18,447)	-
Financial expenses	-	88	88
Other income	-	1,261	19,553
Other expenses		(275)	(186)
Provision for income tax expense	-	(844)	-
Loss on disposal of discontinued operations	-	(82,579)	-

Net loss from discontinued operations	$-	$(251,153)	$(3,663,465)